Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2024

	Principal Amount	Fair Value
CORPORATE BONDS - 18.88%
Communications - 5.13%

Altice France Holding SA, 5.500%, 10/15/2029	$2,644,000	$1,867,325
Charter Communications Operating Capital, 3.500%, 03/01/2042	5,000,000	3,446,388
Clear Channel Outdoor Ho, 7.500%, 06/01/2029	4,000,000	3,450,000
CommScope Inc, 8.250%, 03/01/2027	699,000	484,931
CSC Holdings LLC, 3.375%, 02/15/2031	559,000	374,530
DISH Network Corp., 11.750%, 11/15/2027	2,570,000	2,574,819
Gray Television Inc., 7.000%, 05/15/2027	3,338,000	3,242,032
Level 3 Financing Inc., 10.500%, 05/15/2030	1,556,000	1,608,515
Level 3 Financing Inc., 3.875%, 10/15/2030	621,600	400,155
		17,448,695
Consumer Discretionary - 8.25%

Adtalem Global Education, Inc., 5.500%, 03/01/2028(a)	4,195,000	4,084,881
RR Donnelley & Sons Company, 9.750%, 07/31/2028(a)	1,397,000	1,498,282
RR Donnelley & Sons Company, 9.500%, 08/01/2029(a)	13,203,000	13,335,030
RR Donnelley & Sons Company, 10.975%, 08/01/2029(a)	8,802,000	8,846,010
Selina Hospitality PLC, 6.000%, 11/01/2029(a)	4,981,328	302,516
		28,066,719
Consumer Staples - 2.58%

Altria Group, Inc., 4.250%, 08/09/2042	10,614,000	8,771,330
		8,771,330
Financials - 1.57%

Morgan Stanley, 0.000% (Variable Rate), 04/30/2030(h)	25,000	17,165
Morgan Stanley, 0.000% (Variable Rate), 07/31/2030(h)	80,000	54,234
Morgan Stanley, 0.000% (Variable Rate), 10/30/2030(h)	80,000	54,183
Morgan Stanley, 0.000% (Variable Rate), 09/26/2033(h)	428,000	258,251
Morgan Stanley, 0.000% (Variable Rate), 10/31/2033(h)	266,000	161,211
Morgan Stanley, 0.000% (Variable Rate), 02/28/2034(h)	478,000	275,963
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034(h)	302,000	182,411
Morgan Stanley, 0.000% (Variable Rate), 04/30/2034(h)	66,000	37,740
Morgan Stanley, 0.000% (Variable Rate), 05/30/2034(h)	89,000	51,395
Morgan Stanley, 0.000% (Variable Rate), 06/30/2034(h)	460,000	264,287
Morgan Stanley, 0.000% (Variable Rate), 07/31/2034(h)	25,000	14,333
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034(h)	171,000	105,584
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(h)	319,000	196,584
Morgan Stanley, 0.000% (Variable Rate), 10/08/2034(h)	32,000	18,116
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(h)	641,000	410,882
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(h)	256,000	149,494
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(h)	244,000	140,630
Morgan Stanley, 0.000% (Variable Rate), 02/27/2035(h)	36,000	19,920
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035(h)	641,000	380,992
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036(h)	61,000	34,970
Morgan Stanley, 0.000% (Variable Rate), 04/28/2036(h)	10,000	6,623
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036(h)	40,000	26,299
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036(h)	2,289,000	1,347,006
Morgan Stanley, 0.000% (Variable Rate), 09/30/2036(h)	40,000	25,064
Morgan Stanley, 0.000% (Variable Rate), 11/29/2036(h)	103,000	69,481
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037(h)	224,000	153,384

Quarterly Report | July 31, 2024	1

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2024

	Principal Amount	Fair Value
Morgan Stanley, 0.000% (Variable Rate), 03/31/2037(h)	$747,000	$496,444
Morgan Stanley, 0.000% (Variable Rate), 04/28/2037(h)	40,000	27,133
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037(h)	25,000	14,988
Morgan Stanley, 0.000% (Variable Rate), 08/31/2037(h)	58,000	36,055
UBS Group AG, 0.000% (Variable Rate), 07/31/2030(h)	10,000	7,321
UBS Group AG, 0.000% (Variable Rate), 10/30/2030(h)	420,000	311,220
		5,349,363
Materials - 0.26%

Cleveland-Cliffs Steel Corp., 7.000%, 03/15/2027	880,000	877,800

Real Estate - 0.99%

China Evergrande Group, 8.250%, 03/23/2022(b)(e)	7,985,000	129,756
China Evergrande Group, 9.500%, 04/11/2022(b)(e)	3,205,000	52,081
China Evergrande Group, 11.500%, 01/22/2023(b)(e)	6,500,000	105,625
China Evergrande Group, 10.000%, 04/11/2023(b)(e)	10,409,000	169,146
China Evergrande Group, 7.500%, 06/28/2023(b)(e)	16,029,000	260,471
China Evergrande Group, 12.000%, 01/22/2024(b)(e)	8,094,000	131,528
China Evergrande Group, 9.500%, 03/29/2024(b)(e)	12,165,000	197,681
China Evergrande Group, 10.500%, 04/11/2024(b)(e)	17,000,000	301,070
China Evergrande Group, 8.750%, 06/28/2025(b)(e)	109,833,000	2,020,927
		3,368,285
Technology - 0.10%

RRD Parent Inc., 10.000%, 10/15/2031(a)	202,641	353,754
		353,754

TOTAL CORPORATE BONDS		64,235,946
(Cost $77,889,655)

	Principal Amount	Fair Value
SENIOR LOANS - 10.73%
Communication Services - 2.04%

Level 3 Financing Inc., Term B-1 Loan, TSFR1M + 6.560%, 04/15/2029	7,000,000	6,954,990
		6,954,990
Consumer Discretionary - 5.74%

24 Hour Fitness Worldwide, Inc., First Lien Term Loan, TSFR3M + 5.000%, 12/29/2025(b)	298,690	126,446
Chinos Intermediate 2 LLC, Term Loan, TSFR3M + 8.000%, 09/10/2027	8,359,872	8,461,402
ClubCorp Holdings Inc., Term Loan, TSFR1M + 5.000%, 09/18/2026	6,118,029	3,682,797
NPC International, Inc., Second Lien Term Loan, 3M US L + 7.500%, 04/18/2025(i)	605,000	-
The GEO Group, Inc., Term B Loan, TSFR1M + 5.250%, 04/18/2029	217,250	221,867
Wok Holdings Inc., First Lien Term Loan, TSFR3M + 6.500%, 03/01/2026	7,105,475	7,032,502
		19,525,014

2

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2024

	Principal Amount	Fair Value
Consumer Staples - 0.41%

Moran Foods LLC, First Lien Term Loan, TSFR3M + 7.250%, 06/30/2026	$927,417	$718,749
Moran Foods LLC, First Lien A&R 2023 FLFO PIK Term Loan, TSFR3M +7.250%, 06/30/2026(i)	500,990	-
Moran Foods LLC, First Lien A&R 2023 FLSO PIK Term Loan, TSFR3M + 7.250%, 12/31/2026	919,177	666,403
		1,385,152
Industrials - 0.98%

Multi-Color Corp., Term Loan, TSFR1M + 5.000%, 10/29/2028	3,427,423	3,332,450
		3,332,450
Information Technology - 1.53%

Diebold Nixdorf Inc., Term Loan, TSFR1M + 7.550%, 08/11/2028	5,040,000	5,218,517

Materials - 0.03%

CPC Acquisition Corp., Second Lien Term Loan, TSFR3M + 7.750%, 12/29/2028	175,000	105,220

TOTAL SENIOR LOANS		36,521,343
(Cost $37,497,916)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BOND - 0.05%
Communications - 0.05%

Altice France Holding SA, 8.000%, 05/15/2027	429,000	158,117

TOTAL CONVERTIBLE CORPORATE BOND		158,117
(Cost $173,597)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 3.03%
Sovereign - 3.03%

Lebanese Republic International Bond, 6.150%, 06/19/2020(b)	21,159,000	1,534,028
Ukraine Government International Bond, 7.750%, 09/01/2025(b)(e)	6,883,000	2,563,918
Ukraine Government International Bond, 7.750%, 09/01/2026(b)(e)	369,000	128,228
Ukraine Government International Bond, 7.750%, 09/01/2027(b)(e)	29,000	9,679
Ukraine Government International Bond, 6.750%, 06/20/2028(b)(e)	805,000	262,409
Ukraine Government International Bond, 7.750%, 09/01/2028(b)(e)	3,337,000	1,113,724
Ukraine Government International Bond, 7.750%, 09/01/2029(b)(e)	10,741,000	3,584,809
Ukraine Government International Bond, 9.750%, 11/01/2030(b)(e)	3,228,000	1,129,800

TOTAL SOVEREIGN DEBT OBLIGATIONS		10,326,595
(Cost $10,373,034)

Quarterly Report | July 31, 2024	3

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2024

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 1.13%
Federal National Mortgage Association (FNMA) - 1.13%

FNMA, Series 427, Class C20, 2.000%, 02/25/2051	$7,035,962	$932,780
FNMA, Series 437, Class C8, 2.500%, 06/25/2052	5,866,109	927,183
FNMA, Series 428, Class C15, 3.000%, 07/25/2052	2,336,262	417,286
FNMA, Series 429, Class C5, 3.000%, 10/25/2052	8,457,765	1,563,802

TOTAL MORTGAGE-BACKED SECURITIES		3,841,051
(Cost $3,493,180)

	Shares	Fair Value
COMMON STOCK - 8.57%
Commercial Services - 0.07%

Travel Port Technology Ltd.	69	254,653

Communication Services - 2.92%

Baidu Inc.	19,222	1,702,493
Bumble Inc.	321,000	2,998,140
Trump Media & Technology Group(c)(f)	34,903	698,060
Weibo Corp	586,434	4,527,270
		9,925,963
Consumer Discretionary - 0.26%

24 Hour Fitness Worldwide(f)	306,005	1,530
Arbe Robotics, Ltd.(f)	118,198	250,580
Everyware Global(c)(i)	43,777	-
Next.e.GO NV(i)	5,788	-
Pinduoduo Inc.	4,127	531,930
Polestar Automotive Holding UK PLC	116,694	85,805
		869,845
Consumer Staples - 0.01%

Benson Hill Inc(f)	3,906	25,780
Moran Foods LLC(c)(i)	3,699,885	-
		25,780
Energy - 0.07%

Granite Ridge Resources Inc.	33,264	227,858

Financials - 1.46%

Cannae Holdings Inc.	234,418	4,714,146
Compass Diversified Holdings	10,111	243,271
		4,957,417
Health Care - 0.31%

Arbutus Biopharma Corp	155,610	586,650
Compass Pathways PLC(f)	61,188	466,864
		1,053,514
Industrials - 0.69%

Harvey Gulf Intl. Marine	24,044	769,408
The GEO Group, Inc.(f)	109,403	1,586,344
		2,355,752

4

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2024

	Shares	Fair Value
Information Technology - 0.48%

CommScope Holding Co Inc.	179,822	$465,739
SCHMID Group NV	4,456	20,097
Unisys Corp.	91,580	435,921
Vertex Inc.	18,815	746,015
		1,667,772
Materials - 0.73%

Covia Holdings	169,353	2,483,900

Real Estate - 0.75%

Star Holdings(f)	188,549	2,535,984

Technology - 0.60%

Bitcoin Depot Inc.(f)	4,449	7,519
Pagseguro Digital, Ltd.(f)	160,067	2,045,656
		2,053,175
Utilities - 0.22%

Longview Power LLC	61,813	741,756

TOTAL COMMON STOCK		29,153,369
(Cost $26,959,828)

	Shares	Fair Value
CLOSED END FUNDS - 27.70%
Alternative - 3.52%

BlackRock ESG Capital Allocation Trust	410,267	7,159,159
Destra Multi-Alternative Fund(f)	56,768	476,284
VGI Partners Global Investments, Ltd.	3,459,204	4,343,318
		11,978,761
Equity - 13.76%

Aberdeen Global Dynamic Dividend Fund	634	6,346
Aberdeen Japan Equity Fund, Inc.	46,838	289,927
abrdn Emerging Markets Equity Income Fund, Inc.	865	4,584
abrdn Healthcare Investors(f)	22,254	413,257
abrdn Life Sciences Investors(f)	37,835	581,524
abrdn Standard Global Infrastructure Income Fund	9,471	180,423
Adams Diversified Equity Fund, Inc.	41,702	895,759
ASA Gold and Precious Metals Ltd.	163,658	3,129,141
BlackRock Health Services Term Trust	19,805	316,088
BlackRock Innovation & Growth Trust	330,506	2,435,829
BlackRock Science & Technology Trust II	9,706	182,861
ClearBridge Energy Midstream Opportunity Fund, Inc.	11,304	453,856
ClearBridge Energy MLP Total Return Fund Inc.	1,625	65,422

Quarterly Report | July 31, 2024	5

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2024

	Shares	Fair Value
Fidelity Emerging Markets Ltd.	932,297	$8,490,245
GAMCO Natural Resources Gold & Income Trust	17,606	98,594
Hearts and Minds Investments, Ltd.	836,372	1,493,160
Japan Smaller Capitalization Fund, Inc.	7,794	62,820
Kayne Anderson Energy Infrastructure Fund, Inc.	15,410	161,805
Korea Fund, Inc.	7,117	178,772
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund(f)	64	507
MainStay CBRE Global Infrastructure Megatrends Term Fund	74,080	1,003,043
MFF Capital Investments, Ltd.	3,069,685	7,748,638
Miller/Howard High Dividend Fund	293,928	3,424,261
Neuberger Berman MLP & Energy Income Fund, Inc.	126,422	1,015,169
Neuberger Berman Next Generation Connectivity Fund, Inc.	165,408	2,027,902
Nuveen Real Asset Income and Growth Fund	19	239
Pengana International Equities, Ltd.	4,054,812	2,903,548
Platinum Capital, Ltd.	484,988	467,808
Principal Real Estate Income Fund	51,187	536,440
Taiwan Fund, Inc.	3,223	135,882
Tortoise Energy Independence Fund, Inc.	16,435	581,432
Tortoise Energy Infrastructure Fund, Inc.	13,232	464,443
Tortoise Midstream Energy Fund, Inc.	50,952	2,218,960
Tortoise Pipeline & Energy Fund, Inc.	7,027	248,475
Voya Emerging Markets High Dividend Equity Fund	55,342	300,507
Voya Infrastructure Industrials and Materials Fund	20,690	218,486
WAM Global Ltd.	2,542,816	3,724,836
WCM Global Growth, Ltd.	363,186	361,008
		46,821,997
Fixed Income - 5.84%

AllianceBernstein National Municipal Income Fund	396	4,459
BlackRock California Municipal Income Trust	173,997	2,093,184
BlackRock MuniHoldings California Quality Fund, Inc.	7,592	84,651
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	2,851	32,986
BlackRock MuniHoldings New York Quality Fund, Inc.	1,803	19,418
BlackRock MuniHoldings Quality Fund II	310	3,240
BlackRock MuniVest Fund II Inc.	141	1,556
BlackRock MuniYield Michigan Quality Fund, Inc.	3,169	36,792
BlackRock MuniYield New York Quality Fund, Inc.	344	3,640
BlackRock MuniYield Pennsylvania Quality Fund, Inc.	4,708	58,144
BlackRock New York Municipal Income Trust	2,297	24,601
BlackRock Virginia Municipal Bond Trust	97	1,078
BNY Mellon Municipal Income, Inc.	6,580	47,639
BNY Mellon Strategic Municipal Bond Fund, Inc.	200	1,198
Brookfield Real Assets Income Fund, Inc.	831	10,761
DWS Municipal Income Trust	4,327	41,972
DWS Strategic Municipal Income Trust	228	2,271
Eaton Vance California Municipal Bond Fund	59,833	576,192
Eaton Vance California Municipal Income Trust	14,728	161,419
Eaton Vance New York Municipal Bond Fund	144,910	1,427,364

6

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2024

	Shares	Fair Value
Ellsworth Growth and Income Fund, Ltd.	85,672	$737,636
Federated Hermes Premier Municipal Income Fund	15,998	184,777
Invesco California Value Municipal Income Trust	311	3,290
Invesco Municipal Opportunity Trust	20	202
Invesco Pennsylvania Value Municipal Income Trust	11,626	126,258
Invesco Trust for Investment Grade New York Municipals	17,462	195,225
MFS High Income Municipal Trust	2,068	7,755
MFS High Yield Municipal Trust	13,452	47,620
MFS Investment Grade Municipal Trust	10,724	86,435
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	309,203	1,490,358
Neuberger Berman Municipal Fund, Inc.	1,548	17,105
New America High Income Fund, Inc.	27,003	203,603
Nuveen AMT-Free Quality Municipal Income Fund	191	2,202
Nuveen Arizona Quality Municipal Income Fund	1	12
Nuveen California Quality Municipal Income Fund	28,591	331,370
Nuveen Core Plus Impact Fund	196,587	2,276,477
Nuveen Massachusetts Quality Municipal Income Fund	516	5,759
Nuveen Municipal Credit Income Fund	125	1,579
Nuveen New Jersey Quality Municipal Income Fund	92,993	1,176,361
Nuveen New York Quality Municipal Income Fund	492	5,584
Nuveen Pennsylvania Quality Municipal Income Fund	71,523	894,038
Nuveen Variable Rate Preferred and Income Fund	20	376
PIMCO Energy & Tactical Credit Opportunities Fund	239,738	5,499,590
Pioneer Municipal High Income Advantage Fund, Inc.	961	8,236
Pioneer Municipal High Income Fund, Inc.	108,304	1,001,812
Pioneer Municipal High Income Opportunities Fund, Inc.	22,790	272,340
Tortoise Power and Energy Infrastructure Fund, Inc.	36,023	593,839
Western Asset Intermediate Muni Fund, Inc.	3,785	30,091
Western Asset Managed Municipals Fund, Inc.	2,464	25,995
		19,858,490
Mixed Allocation - 4.58%

BlackRock Capital Allocation Trust	67,260	1,103,064
Ecofin Sustainable and Social Impact Term Fund	37,011	455,605
Nuveen Multi-Asset Income Fund	404,273	5,340,446
Pershing Square Holdings, Ltd.	175,609	8,701,426
Voya Global Advantage and Premium Opportunity Fund	98	915
		15,601,456

TOTAL CLOSED END FUNDS		94,260,704
(Cost $79,243,611)

	Shares	Fair Value
INVESTMENT TRUSTS - 6.10%
Alternative - 3.28%

Bitwise 10 Crypto Index Fund(g)(f)	312,202	11,175,302

Quarterly Report | July 31, 2024	7

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2024

	Shares	Fair Value
Equity - 2.81%

BlackRock Smaller Companies Trust PLC	71,210	$1,464,699
Henderson Opportunities Trust	558,280	1,614,812
Herald Investment Trust PLC(f)	2,610	75,997
Schroder British Opportunities Trust PLC(f)	1,453,746	1,499,757
Schroder UK Mid Cap Fund PLC	570,790	4,916,302
The European Smaller Companies Turst PLC	2,626	6,347
		9,577,914

Mixed Allocation - 0.01%

Aberdeen Diversified Income and Growth Trust PLC	7,080	4,096
Citadel Income Fund	7,319	13,041
		17,137

TOTAL INVESTMENT TRUSTS		20,770,353
(Cost $11,176,450)

	Shares	Fair Value
PREFERRED STOCK - 1.14%
Consumer Discretionary - 0.33%

HAAT Delivery Ltd. Preferred Seed-1(c)(f)	64,188	1,138,695

Entertainment Facilities - 0.00%(d)

24 Hour Fitness Worldwide, Inc.(f)	407,959	10,199

Technology - 0.20%

Xtend Reality Expansion Ltd.(c)	775,774	663,627

Transportation - 0.61%

G-ILS Transportation Ltd. Preferred B-3 Shares(c)(f)	1,332	2,076,588

TOTAL PREFERRED STOCK		3,889,109
(Cost $4,373,063)

Fair Value
PARTICIPATION AGREEMENT - 0.00%(d)

Caesars Entertainment, Inc (Covid Insurance Claim)(c)(f)(g)(i)	-

TOTAL PARTICIPATION AGREEMENT	-
(Cost $2,320,000)

Fair Value
PRIVATE FUNDS - 13.43%

Alternative Capital Investments Fund III LP	3,457,200
Stone Ridge Opportunities Fund Feeder LP(f)	42,253,137

TOTAL PRIVATE FUNDS	45,710,337
(Cost $32,984,200)

8

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Shares	Fair Value
UNIT TRUST - 3.88%

Grayscale Ethereum Classic Trust(g)(f)	1,268,046	$13,187,678

TOTAL UNIT TRUST		13,187,678
(Cost $8,807,642)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 0.21%

Deezer SA(f)	8,179	16,464
Fat Projects Acquisition Corp., Class B(c)(f)(i)	4,886	-
GP-Act III Acquisition Corp., Class A(c)	30,730	123
Graf Global Corp.(c)(g)	20,960	84
Mercer Park Opportunities Corp	70,314	706,656
Nogin, Inc.(f)	11,264	451

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		723,778
(Cost $1,200,984)

	Contracts	Fair Value
WARRANTS - 0.16%

10X Capital Venture Acquisition Corp. III, Expires 12/31/2027, Strike Price $11.50	55,754	463
A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50	34,421	964
Achari Ventures Holdings Corp. I, Expires 08/05/2026, Strike Price $11.50	38,384	942
Agrinam Acquisition Corp., Expires 06/30/2027, Strike Price $11.50	19,798	99
Airship AI Holdings Inc., Expires 12/31/2028, Strike Price $11.50	14,696	5,878
Allurion Technologies Inc., Expires 08/02/2030, Strike Price $11.50	16,492	2,474
Alternus Clean Energy Inc., Expires 02/24/2028, Strike Price $11.50	49,587	1,983
Anew Medical Inc., Expires 06/21/2029, Strike Price $11.50	32,327	2,266
APx Acquisition Corp. I, Expires 08/19/2028, Strike Price $11.50	3,981	657
Armada Acquisition Corp. I, Expires 08/13/2026, Strike Price $11.50	19	2
Arverne Group SA, Expires 06/16/2026, Strike Price $11.50	33,822	5,491
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50	36,968	1,059
Atlantic Coastal Acquisition Corp. II, Expires 06/02/2028, Strike Price $11.50	80,774	4,846
Ault Disruptive Technologies Corp., Expires 06/20/2028, Strike Price $11.50	18,483	1,626
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50	58,439	1,683
Battery Future Acquisition Corp., Expires 05/26/2028, Strike Price $11.50	36,968	989
Bellevue Life, Sciences Acquisi, Expires 02/10/2028, Strike Price $11.50	14,638	582
BenevolentAI, Expires 06/30/2026, Strike Price $11.50	7,014	76
Benson Hill Inc., Expires 03/25/2027, Strike Price $11.50(c)	187,607	9,337
Bitcoin Depot Inc., Expires 07/03/2028, Strike Price $11.50	116,268	5,802
BitFuFu Inc., Expires 06/07/2028, Strike Price $11.50	30,476	14,324
Bleuacacia, Ltd., Expires 10/30/2026, Strike Price $11.50	100,804	2,697
Blockchain Coinvestors Acquisition Corp. I, Expires 11/01/2028, Strike Price $11.50	93,986	7,228
Blue Ocean Acquisition Corp., Expires 10/21/2028, Strike Price $11.50	16,257	260
Borealis Foods Inc, Expires 08/26/2026, Strike Price $11.50	20,287	1,219
Brand Engagement Network Inc., Expires 03/14/2029, Strike Price $11.50	25,249	3,037
BurTech Acquisition Corp., Expires 12/18/2026, Strike Price $11.50	19,696	5,119
Cactus Acquisition Corp. 1, Ltd., Expires 02/18/2072, Strike Price $11.50	21,180	1,008
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50	154,766	1,408
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50	69,120	3,560
Captivision Inc., Expires 11/16/2028, Strike Price $11.50	43,794	1,496
Cardio Diagnostics Holdings, Inc., Expires 12/01/2026, Strike Price $11.50	19,933	602
Carmell Therapeutics Corp., Expires 07/12/2028, Strike Price $11.50	3,816	343
CARTESIAN GROWTH Corp. II, Expires 07/12/2028, Strike Price $11.50	5,984	419
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50	74,354	14,120

Quarterly Report | July 31, 2024	9

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Contracts	Fair Value
CERo Therapeutics Holdings Inc., Expires 02/14/2029, Strike Price $11.50	21,939	$807
CF Acquisition Corp. VII, Expires 03/15/2026, Strike Price $11.50	4,928	419
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50	33,367	334
Churchill Capital Corp. VII, Expires 02/29/2028, Strike Price $11.50	26,731	9,620
ClimateRock, Expires 06/01/2027, Strike Price $11.50	11,778	356
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50	25,741	2,703
Conduit Pharmaceuticals Inc, Expires 02/03/2027, Strike Price $11.50	51,468	1,392
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027, Strike Price $11.50	38,488	5,927
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	41,045	8,619
Critical Metals Corp, Expires 06/06/2028, Strike Price $11.50	43,590	14,548
Deezer, SA, Expires 06/07/2027, Strike Price $11.50	95,238	52
Denali Capital Acquisition Corp., Expires 04/07/2027, Strike Price $11.50	27,621	1,312
DIH Holdings US Inc., Expires 02/07/2028, Strike Price $11.50	63,578	3,223
Distoken Acquisition Corp., Expires 03/30/2028, Strike Price $11.50	5,841	95
DUET Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	5,996	149
Engene Holdings Inc., Expires 08/28/2028, Strike Price $11.50	6,044	8,159
EVe Mobility Acquisition Corp., Expires 05/12/2028, Strike Price $11.50	27,110	2,277
Everest Consolidator Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	50,492	4,491
Evergreen Corp., Expires 02/15/2027, Strike Price $11.50	70,092	3,501
ExcelFin Acquisition Corp., Expires 10/25/2028, Strike Price $11.50	22,349	894
FG Acquisition Corp., Expires 04/05/2030, Strike Price $11.50	25,263	25,516
FG Merger Corp., Expires 05/15/2028, Strike Price $11.50	1,112	557
Finnovate Acquisition Corp., Expires 09/30/2026, Strike Price $11.50	71,462	936
Fintech Ecosystem Development Corp., Expires 12/31/2028, Strike Price $11.50	27,352	566
flyExclusive Inc, Expires 05/28/2028, Strike Price $11.50	27,981	16,509
Fortune Rise Acquisition Corp., Expires 12/06/2027, Strike Price $11.50	15,616	547
Four Leaf Acquisition Corp., Expires 05/12/2028, Strike Price $11.50	3,750	178
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50	23,822	3,573
Future Health ESG Corp., Expires 09/09/2026, Strike Price $11.50	37,402	2,104
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	48,383	1,749
GCT Semiconductor Holding Inc., Expires 12/31/2028, Strike Price $11.50	54,452	8,712
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	6,030	60
Global Blockchain Acquisition Corp., Expires 05/10/2027, Strike Price $11.50	40,470	913
Global Technology Acquisition Corp. I, Expires 07/13/2026, Strike Price $11.50	23,734	2,670
Globalink Investment, Inc., Expires 12/03/2026, Strike Price $11.50	14,771	591
Gores Holdings IX, Inc., Expires 01/14/2029, Strike Price $11.50	40,512	3,650
GP-Act III Acquisition Corp., Expires 01/25/2029, Strike Price $11.50(c)	38,411	38,411
GP-Act III Acquisition-A, Expires 05/09/2029, Strike Price $11.50	42,413	6,574
Graf Global Corp., Expires 01/25/2029, Strike Price $11.50(c)(g)	26,200	26,200
Graphjet Technology, Expires 11/16/2026, Strike Price $11.50	45,714	1,509
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50	18,681	968
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50	17,425	256
HNR Acquisition Corp., Expires 07/29/2028, Strike Price $11.50	44,874	3,478
Holdco Nuvo Group DG Ltd., Expires 05/01/2029, Strike Price $11.50	63,179	1,741
Hwh International Inc., Expires 02/02/2027, Strike Price $11.50	13,297	641
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50	2,402	228
InFinT Acquisition Corp., Expires 05/19/2027, Strike Price $11.50	55,058	446
Integrated Rail and Resources Acquisition Corp., Expires 11/12/2026, Strike Price $11.50	48,874	2,444
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	1,475	38
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50	24,645	1,232
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50	37,472	1,360
Iris Acquisition Corp., Expires 03/05/2026, Strike Price $11.50	27,683	1,938
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50	8,683	382
IX Acquisition Corp., Expires 11/24/2026, Strike Price $11.50	112	10
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50	19,820	1,070

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Contracts	Fair Value
Kairous Acquisition Corp. Ltd, Expires 09/15/2026, Strike Price $11.50	6,746	$41
Kernel Group Holdings, Inc., Expires 01/31/2027, Strike Price $11.50	1,326	199
LatAmGrowth SPAC, Expires 01/25/2028, Strike Price $11.50	37,849	19,492
LeddarTech Holdings Inc., Expires 12/21/2028, Strike Price $11.50	21,521	549
Liberty Resources Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	22,928	736
Lifezone Metals Ltd., Expires 07/05/2028, Strike Price $11.50	49,986	39,864
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50	40,420	461
Montana Technologies Corporation, Expires 03/15/2029, Strike Price $11.50	43,480	43,480
Mountain & Co. I Acquisition Corp., Expires 11/04/2026, Strike Price $11.50	62,660	4,198
Murano Global BV, Expires 06/14/2028, Strike Price $11.50	10,493	1,442
New Horizon Aircraft Ltd., Expires 04/03/2028, Strike Price $11.50	11,690	327
New Providence Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	21,526	861
NewGenIvf Group Ltd., Expires 05/21/2027, Strike Price $11.50(i)	1	-
Nogin Inc., Expires 08/26/2027, Strike Price $11.50	8,372	72
NorthView Acquisition Corp., Expires 08/02/2027, Strike Price $11.50	19,197	959
Nova Vision Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,088	622
Nvni Group Ltd., Expires 11/01/2028, Strike Price $11.50	15,665	744
Onyx Acquisition Co. I, Expires 11/30/2028, Strike Price $11.50	24,790	496
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50	76,584	1,930
Patria Latin American Opportunity Acquisition Corp., Expires 03/10/2027, Strike Price $11.50	46,145	1,957
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50	18,484	974
Perception Capital Corp IV., Expires 11/10/2026, Strike Price $11.50	31,463	2,751
Pinstripes Holdings Inc., Expires 09/30/2028, Strike Price $11.50	45,560	5,069
Pono Capital Two, Inc., Expires 09/23/2027, Strike Price $11.50	9,738	915
PowerUp Acquisition Corp., Expires 02/18/2027, Strike Price $11.50	70,545	4,233
Psyence Biomedical Ltd., Expires 01/25/2029, Strike Price $11.50	30,398	450
QT Imaging Holdings Inc., Expires 12/31/2028, Strike Price $11.50	3,954	135
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	45,142	2,126
RF Acquisition Corp., Expires 05/01/2028, Strike Price $11.50	19,704	590
Rigel Resource Acquisition Corp., Expires 11/05/2026, Strike Price $11.50	22,493	7,985
Roadzen Inc., Expires 11/30/2028, Strike Price $11.50	55,430	4,642
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50	28,225	2,546
Selina Hospitality PLC, Expires 10/25/2027, Strike Price $11.50	218,500	1,311
Semilux Ltd., Expires 04/28/2027, Strike Price $11.50(c)	400	23
ShoulderUp Technology Acquisition Corp., Expires 11/17/2026, Strike Price $11.50	94,845	3,215
SMX Security Matters PLC, Expires 03/07/2028, Strike Price $11.50	36,580	391
Solidion Technology Inc., Expires 11/16/2026, Strike Price $11.50	29,262	3,804
Southport Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	6,161	270
Spectaire Holdings Inc., Expires 12/31/2028, Strike Price $11.50	58,258	1,998
Spree Acquisition Corp. 1, Ltd., Expires 12/22/2028, Strike Price $11.50	20,337	584
Spring Valley Acquisition Corp. II, Expires 02/25/2026, Strike Price $11.50	13,573	543
SpringBig Holdings, Inc., Expires 06/14/2027, Strike Price $11.50	24,279	126
Swiftmerge Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	132	10
Syntec Optics Holdings Inc., Expires 11/08/2026, Strike Price $11.50	31,515	4,688
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50	18,073	2,756
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50	52,993	1,855

Quarterly Report | July 31, 2024	11

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Contracts	Fair Value
TKB Critical Technologies 1, Expires 10/20/2026, Strike Price $11.50	48,884	$271
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50	68,311	3,416
Toyo Co LTD., Expires 01/10/2029, Strike Price $11.50	23,302	1,864
United Homes Group, Inc., Expires 01/28/2028, Strike Price $11.50	9,922	6,715
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50	60,778	2,662
Vast Solar Pty Ltd., Expires 06/29/2028, Strike Price $11.50	87,846	6,852
Verde Clean Fuels, Inc., Expires 12/31/2027, Strike Price $11.50	327	72
Vision Sensing Acquisition Corp., Expires 10/21/2026, Strike Price $11.50	49,182	1,662
Volato Group Inc., Expires 12/03/2028, Strike Price $11.50	20,757	270
VSee Health Inc., Expires 11/02/2026, Strike Price $11.50	17,198	1,723
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50	29,980	956
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	47,369	1,184
Zapata Computing Holdings Inc., Expires 03/23/2028, Strike Price $11.50	24,523	1,469
Zapp Electric Vehicles Group L, Expires 03/03/2028, Strike Price $11.50	11,642	302
Zeo Energy Corp., Expires 03/14/2029, Strike Price $11.50	61,117	4,202
Zoomcar Holdings Inc., Expires 07/01/2028, Strike Price $11.50	71,433	936
Zooz Power Ltd., Expires 01/24/2027, Strike Price $11.50	24,350	1,461
ZyVersa Therapeutics Inc., Expires 12/20/2026, Strike Price $11.50	7,100	497

TOTAL WARRANTS		539,628
(Cost $1,879,177)

	Contracts	Fair Value
RIGHTS - 0.02%

A SPAC II Acquisition Corp., Expires 12/31/2049	68,843	5,163
Agrinam Acquisition Corp., Expires 12/31/2049	19,798	99
Bellevue Life Sciences Acquisition Corp., Expires 03/16/2073	14,638	1,848
bleuacacia, Ltd., Expires 12/31/2049	201,609	10,625
Broad Capital Acquisition Corp., Expires 03/02/2072	53,360	8,004
ClimateRock, Expires 06/01/2027	23,557	2,356
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027	69,644	9,663
Distoken Acquisition Corp., Expires 11/18/2024	5,841	693
Fintech Ecosystem Development Corp., Expires 12/31/2028	54,704	6,745
Global Blockchain Acquisition Corp., Expires 12/31/2049	40,470	2,975
Globalink Investment, Inc., Expires 12/23/2071	4,837	855
Inception Growth Acquisition, Ltd., Expires 01/21/2072	7,394	994
Kairous Acquisition Corp. ltd, Expires 01/20/2072	13,555	1,688
Mars Acquisition Corp., Expires 03/14/2073	10,247	2,562
Metal Sky Star Acquisition Corp., Expires 12/31/2049	40,420	3,638
Mountain Crest Acquisition Corp. V, Expires 12/31/2049	8,917	1,129
NorthView Acquisition Corp., Expires 12/31/2049	38,482	3,944
RF Acquisition Corp., Expires 12/31/2049	19,704	2,158
Sagaliam Acquisition Corp., Expires 12/31/2049	84,310	4,422
Spring Valley Acquisition Corp. II, Expires 02/25/2026	27,147	3,258
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049	29,572	3,552
Yotta Acquisition Corp., Expires 12/31/2049	29,452	4,126

TOTAL RIGHTS		80,497
(Cost $155,360)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Contracts	Fair Value
OPTIONS(j) - 1.92%
Put Option Contracts - 1.92%

S&P 500 Index, Expires 09/20/2024, Strike Price $5,215	63	$194,985
S&P 500 Index, Expires 09/20/2024, Strike Price $5,235	62	226,238
S&P 500 Index, Expires 09/20/2024, Strike Price $5,240	69	238,947
S&P 500 Index, Expires 09/20/2024, Strike Price $5,245	43	167,270
S&P 500 Index, Expires 09/20/2024, Strike Price $5,250	21	72,870
S&P 500 Index, Expires 09/20/2024, Strike Price $5,255	21	74,340
S&P 500 Index, Expires 09/20/2024, Strike Price $5,270	21	77,658
S&P 500 Index, Expires 09/20/2024, Strike Price $5,290	9	35,865
S&P 500 Index, Expires 09/20/2024, Strike Price $5,295	21	83,265
S&P 500 Index, Expires 09/20/2024, Strike Price $5,300	207	849,114
S&P 500 Index, Expires 09/20/2024, Strike Price $5,320	25	109,075
S&P 500 Index, Expires 09/20/2024, Strike Price $5,355	121	613,833
S&P 500 Index, Expires 10/18/2024, Strike Price $5,275	41	210,781
S&P 500 Index, Expires 10/18/2024, Strike Price $5,340	57	384,750
S&P 500 Index, Expires 10/18/2024, Strike Price $5,375	58	433,260
S&P 500 Index, Expires 10/18/2024, Strike Price $5,405	72	558,720
S&P 500 Index, Expires 10/18/2024, Strike Price $5,410	25	197,500
S&P 500 Index, Expires 10/18/2024, Strike Price $5,415	40	391,600
S&P 500 Index, Expires 10/18/2024, Strike Price $5,430	43	377,110
S&P 500 Index, Expires 10/18/2024, Strike Price $5,445	22	191,840
S&P 500 Index, Expires 10/18/2024, Strike Price $5,450	21	202,650
S&P 500 Index, Expires 10/18/2024, Strike Price $5,465	44	399,080
S&P 500 Index, Expires 10/18/2024, Strike Price $5,475	11	111,144
S&P 500 Index, Expires 10/18/2024, Strike Price $5,395	45	340,200
		6,542,095

TOTAL OPTIONS		6,542,095
(Premiums paid $10,681,208)

	Shares	Fair Value
MONEY MARKET FUNDS - 2.26%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 4.940%(g)	108	108
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 5.190%	7,653,428	7,653,428

TOTAL MONEY MARKET FUNDS		7,653,536
(Cost $7,653,536)

Total Investments in securities - 99.21%		337,594,136
(Cost $316,862,441)

INVESTMENT IN AFFILIATED FUND

	Shares	Fair Value
CLOSED END FUND - 0.25%
Fixed Income - 0.25%

Saba Capital Income & Opportunities Fund II	100,532	843,463

Total Investment in affiliated fund - 0.25%		843,463
(Cost $837,677)

Other Assets in Excess of Liabilities - 0.54%		1,835,090

NET ASSETS - 100.00%		$340,272,689
Amounts above are shown as a percentage of net assets as of July 31, 2024.

Quarterly Report | July 31, 2024	13

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

SCHEDULE OF SECURITIES SOLD SHORT
	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (45.13%)
Sovereign - (45.13%)

United States Treasury, 4.500%, 05/31/2029	$(40,859,000)	$(41,905,215)
United States Treasury, 4.250%, 06/30/2029	(56,897,000)	(57,712,670)
United States Treasury, 4.000%, 02/15/2034	(45,728,000)	(45,619,931)
United States Treasury, 4.000%, 02/15/2034	(8,090,000)	(8,313,265)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(153,551,081)
(Proceeds $151,017,720)

	Shares	Fair Value
COMMON STOCK - (11.2%)
Communications - (0.61%)

Airbnb Inc.(f)	(61)	(8,513)
Alphabet, Inc.(f)	(256)	(43,914)
Delivery Hero SE(a)(f)	(2,989)	(66,282)
DoorDash Inc.(f)	(2,486)	(275,250)
Meta Platforms, Inc.(f)	(562)	(266,854)
NetEase Inc.	(2,396)	(220,696)
Netflix, Inc.(f)	(85)	(53,410)
Pinterest Inc.(f)	(2,480)	(79,236)
ROBLOX Corp.	(3,555)	(147,604)
Spotify Technology SA.(f)	(361)	(124,162)
System1 Inc	(82,786)	(112,589)
Uber Technologies Inc.(f)	(602)	(38,811)
Upwork Inc.(f)	(19,049)	(230,874)
Zillow Group Inc.(f)	(8,516)	(414,729)
		(2,082,924)
Consumer Discretionary - (0.96%)

Alibaba Group Holding, Ltd.(f)	(37)	(2,917)
Amazon.com, Inc.(f)	(3,858)	(721,369)
Brembo NV	(5,840)	(65,479)
Chegg Inc.	(14,927)	(50,901)
Cie Financiere Richemont SA	(776)	(118,467)
CTS Eventim AG & Co. KGaA	(378)	(33,300)
Ferrari N.V.(f)	(137)	(56,582)
JD.com Inc.(f)	(3,742)	(98,751)
Lowe's Cos Inc.	(5,483)	(1,263,696)
MercadoLibre Inc.(f)	(289)	(482,312)
NIO Inc.(f)	(3,787)	(16,814)
Pinduoduo Inc.	(1,036)	(133,530)
Rivian Automotive, Inc.(f)	(911)	(14,950)
Sanlorenzo SpA/Ameglia	(8)	(326)
Tesla, Inc.(f)	(331)	(76,815)
Wayfair Inc.(f)	(1,942)	(105,703)
Zalando SE(a)(f)	(731)	(18,789)
		(3,260,701)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Shares	Fair Value
Consumer Staples - (0.1%)

Heineken Holding NV	(2,528)	$(186,317)
Heineken NV	(1,749)	(155,252)
HelloFresh SE(f)	(2,395)	(15,044)
		(356,613)
Electric-Generation - (0.00%)(d)

Constellation Energy Corp.	(15)	(2,847)

Electric-Integrated - (0.05%)
AES Corp.	(966)	(17,185)
Ameren Corp.	(169)	(13,397)
DTE Energy Co.	(277)	(33,387)
Duke Energy Corp.	(184)	(20,106)
NextEra Energy, Inc.	(918)	(70,126)
Xcel Energy, Inc.	(43)	(2,506)
		(156,707)
Electricity Networks - (0.02%)

CenterPoint Energy, Inc.	(1,383)	(38,378)
Eversource Energy	(54)	(3,505)
PPL Corp.	(922)	(27,402)
		(69,285)
Energy - (3.49%)

Antero Midstream Corp.	(22,615)	(324,751)
Archrock, Inc.	(598)	(12,397)
Chesapeake Energy Corp.	(817)	(62,362)
Civitas Resources, Inc.	(386)	(26,927)
ConocoPhillips	(489)	(54,377)
DT Midstream, Inc.	(6,253)	(471,226)
Enbridge, Inc.	(9,217)	(344,941)
Energy Transfer LP	(104,290)	(1,696,798)
EnLink Midstream LLC	(12,763)	(174,470)
Enterprise Products Partners LP	(43,801)	(1,264,097)
EQT Corp.	(1,158)	(39,963)
Exxon Mobil Corp.	(2,195)	(260,305)
Genesis Energy LP	(1,072)	(14,944)
Kinder Morgan, Inc.	(9,040)	(191,015)
Marathon Oil Corp.	(1,727)	(48,442)
MPLX LP	(17,554)	(751,662)
Neste Oyj	(1,283)	(25,910)
Occidental Petroleum Corp.	(508)	(30,897)
ONEOK Inc.	(8,647)	(720,555)
Pembina Pipeline Corp.	(3,934)	(152,470)
Plains All American Pipeline LP	(23,149)	(421,080)
Plains GP Holdings LP	(34,856)	(665,750)
Targa Resources Corp.	(6,974)	(943,443)
TC Energy Corp.	(13,910)	(590,594)
Western Midstream Partners LP	(17,660)	(722,647)
Williams Cos., Inc.	(43,155)	(1,853,076)
		(11,865,099)

Quarterly Report | July 31, 2024	15

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Shares	Fair Value
Financials - (0.19%)

BFF Bank SpA.(a)	(12,822)	$(145,011)
Credicorp Ltd.(f)	(961)	(163,985)
Deutsche Boerse AG	(301)	(61,503)
Paysafe Ltd	(12,479)	(261,934)
Van Lanschot Kempen N.V.	(8)	(346)
		(632,779)
Health Care - (1.05%)

10X Genomics Inc.(f)	(2,482)	(51,303)
Alnylam Pharmaceuticals, Inc.(f)	(5,010)	(1,189,675)
Bayer AG	(687)	(20,357)
Denali Therapeutics Inc.(f)	(556)	(13,550)
DexCom Inc.	(908)	(61,581)
Exact Sciences Corp.(f)	(6,763)	(308,934)
Genmab A/S	(376)	(106,604)
GRAIL Inc	(20)	(308)
Illumina, Inc.	(121)	(14,835)
Merck & Co Inc.	(1,304)	(147,522)
Moderna, Inc.(f)	(835)	(99,549)
Novocure Ltd.(f)	(8,253)	(187,921)
Novo Nordisk A/S	(6,106)	(809,839)
PACIRA BIOSCIENCES INC.	(4,237)	(87,494)
Progyny Inc.(f)	(4,555)	(128,451)
Recursion Pharmaceuticals Inc.(f)	(6,087)	(49,913)
STAAR Surgical Co.	(7,346)	(303,022)
		(3,580,858)
Industrials - (1.65%)

Aalberts Industries NV.(f)	(1,110)	(42,406)
Aerovironment Inc.(f)	(312)	(55,704)
Alight Inc	(193,568)	(1,465,310)
Arcadis NV.	(127)	(9,065)
Axon Enterprise, Inc.(f)	(1,884)	(565,219)
Bravida Holding AB(a)	(3,360)	(27,155)
Dayforce Inc	(5,544)	(328,648)
Deere & Co.	(261)	(97,087)
Dun & Bradstreet Holdings Inc	(254,908)	(2,773,399)
Generac Holdings, Inc.	(46)	(7,161)
Hexpol AB.(f)	(4,048)	(45,246)
Interpump Group SpA	(248)	(10,763)
Prysmian SpA(f)	(338)	(23,243)
TKH Group NV	(1,725)	(75,422)
Trelleborg AB	(507)	(18,833)
Watsco Inc.	(110)	(53,844)
		(5,598,505)
Renewable Energy Generation - (0.02%)

Atlantica Sustainable Infrastructure PLC	(81)	(1,790)
NextEra Energy Partners LP	(1,951)	(49,848)
		(51,638)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Shares	Fair Value
Technology - (3.06%)

Adyen NV(a)(f)	(54)	$(66,074)
Appian Corp.(f)	(264)	(9,752)
Apple, Inc.	(16,104)	(3,576,376)
Arista Networks Inc.(f)	(296)	(102,579)
ASML Holding NV	(598)	(550,432)
BE Semiconductor Industries NV	(1,112)	(143,393)
Blackline Inc.(f)	(815)	(38,729)
Cloudflare, Inc.(f)	(2,965)	(229,788)
CoStar Group Inc.(f)	(2,236)	(174,453)
Crowdstrike Holdings Inc.(f)	(112)	(25,980)
Datadog Inc.(f)	(1,033)	(120,283)
Descartes Systems Group, Inc.	(313)	(31,834)
Doximity Inc.(f)	(4,288)	(120,064)
Duolingo Inc.(f)	(1,314)	(225,929)
Fabrinet.(f)	(51)	(11,249)
HashiCorp Inc.	(5,297)	(178,774)
HubSpot, Inc.	(16)	(7,952)
Infineon Technologies AG	(999)	(34,797)
Infosys Ltd.	(8,959)	(198,263)
MarketAxess Holdings, Inc.	(1,305)	(291,707)
MasterCard Inc.	(1,187)	(550,424)
Melexis NV	(2,272)	(198,062)
Microsoft Corp.	(55)	(23,009)
MongoDB Inc.(f)	(83)	(20,946)
Monolithic Power Systems Inc.	(120)	(103,571)
NVIDIA Corp.	(2,440)	(285,529)
Palo Alto Networks, Inc.	(43)	(13,963)
Pegasystems Inc.	(933)	(65,049)
Relx Plc	(1,872)	(88,211)
Salesforce Inc.(f)	(239)	(61,853)
ServiceNow, Inc.(f)	(9)	(7,330)
Shopify Inc.(f)	(4,755)	(291,204)
Snowflake Inc.	(1,175)	(153,196)
SPS Commerce Inc.(f)	(240)	(51,701)
Super Micro Computer, Inc.(f)	(236)	(165,589)
Taiwan Semiconductor Manufacturing Co., Ltd.	(8,638)	(1,432,180)
Varonis Systems Inc.	(1,416)	(78,064)
Visa Inc.	(1,978)	(525,495)
Workday, Inc.(f)	(817)	(185,557)
		(10,439,341)

TOTAL COMMON STOCK		(38,097,297)
(Proceeds $33,780,206)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (4.59%)

Grayscale Bitcoin Mini Trust(f)	(270,301)	(1,564,962)
Grayscale Bitcoin Trust(f)	(270,301)	(14,074,573)

TOTAL EXCHANGE TRADED FUNDS		(15,639,535)
(Proceeds $16,365,772)

Quarterly Report | July 31, 2024	17

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

	Shares	Fair Value
PREFERRED STOCK - (0.01%)
Materials - (0.01%)

Fuchs Petrolub SE(f)	(1,103)	$(47,940)

TOTAL PREFERRED STOCK		(47,940)
(Proceeds $46,964)

Total Securities Sold Short - (60.93%)		(207,335,853)
(Proceeds $201,210,662)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $28,097,162, which represented approximately 8.26% of net assets as of July 31, 2024. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(b)	Security is in default as of year-end and is therefore non-income producing.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of those securities was $12,160,852, which represents approximately 3.57% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.
(h)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02). At July 31, 2024, the current coupon rate for these notes is 0.0%.
(i)	At July 31, 2024, the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.
(j)	At July 31, 2024, all options held by the Fund are exchange traded listed options.

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

OBFR - United States Overnight Bank Funding Rate

LIBOR - London Interbank Offered Rate

RBACOR - RBA Interbank Overnight Cash Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of July 31, 2024 was 3.89%

OBFR - United States Overnight Bank Funding Rate as of July 31, 2024 was 5.32%

SOFR - Secured Overnight Financing Rate as of July 31, 2024 was 5.34%

3M US L - 3 Month LIBOR as of July 31, 2024 was 5.59%

TSFR1M - CME Term SOFR 1 Month as of July 31, 2024 was 5.32%

TSFR3M - CME Term SOFR 3 Month as of July 31, 2024 was 5.33%

SONIA- Sterling Overnight Index Average as of July 31, 2024 was 5.20%

PRIME - United States Prime Rate as of July 31, 2024 was 8.50%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

MSCO – Morgan Stanley & Company

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)(b)	$1,000,000	$1,185,470
BeeHero Ltd.(a)(b)	321,841	321,841
Quantalx Neuroscience Ltd.(a)(b)	3,000,000	3,000,540
Real View Imaging Ltd.(a)(b)	2,250,000	2,599,920
	$6,571,841	$7,107,771

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	09/05/2024	USD	$22,508,691	AUD	$21,862,322	$646,369
JPM	08/12/2024	USD	1,526,055	EUR	1,515,859	10,196
JPM	09/05/2024	USD	1,620,765	GBP	1,607,492	13,273
JPM	09/05/2024	GBP	5,143,976	USD	5,086,150	57,826
						$727,664

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	09/05/2024	USD	$23,408,361	GBP	$23,688,007	$(279,646)
						$(279,646)
						$448,018

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Position Contracts

US 5YR NOTE (CBT) Sep24	(174)	09/30/2024	$18,672,596	$(100,372)
NASDAQ 100 E-MINI Sep24	(36)	09/30/2024	14,363,537	319,757
S&P500 EMINI FUT Sep24	(175)	09/30/2024	48,148,207	(484,293)
				$(264,908)

TO BE ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
MSCO	FNCL 5.5 9/23	09/12/2024	$264,602,000	$2,113,715
MSCO	FNCL 6 9/23	09/12/2024	105,628,000	431,176
				$2,544,891

Quarterly Report | July 31, 2024	19

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	CSC Holdings, LLC	5.00%	USD	06/20/2028	$800,000	$(313,505)	$298,000	$(15,505)
Buy	R.R. Donnelley & Sons Company	(5.00)%	USD	06/20/2028	2,434,000	(87,515)	153,219	65,704
Buy	R.R. Donnelley & Sons Company	(5.00)%	USD	06/20/2029	6,468,000	(97,421)	629,074	531,653
						$(498,441)	$1,080,293	$581,852

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 42	(5.00)%	USD	06/20/2029	$17,392,600	$(1,582,171)	$1,160,816	$(421,355)
Buy	Markit iTraxx Europe Subordinated Financials Index, Series 39	(1.00)%	USD	06/20/2028	45,000,000	(297,500)	(2,626,045)	(2,923,545)
						$(1,879,671)	$(1,465,229)	$(3,344,900)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER–THE–COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	BARC	AT&T Inc.	1.00%	USD	06/20/2025	$2,249,000	$16,359	$(11,224)	$5,135
Sell	GSI	AT&T Inc.	1.00%	USD	12/20/2024	7,090,000	28,520	(34,619)	(6,099)
Sell	GSI	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	10,000,000	246,314	(268,823)	(22,509)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	10,000,000	246,314	(257,109)	(10,795)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	06/20/2029	14,307,000	413,622	(449,191)	(35,569)
Sell	GSI	British American Tobacco p.l.c.	1.00%	EUR	12/20/2027	1,541,000	19,122	(7,104)	12,018
Buy	JPM	CommScope, Inc.	(5.00)%	USD	06/20/2027	589,000	129,118	(212,888)	(83,770)
Sell	BARC	Dish DBS Corp.	5.00%	USD	12/20/2026	1,156,000	(439,919)	468,180	28,261
Sell	GSI	International Business Machines Corporation	1.00%	USD	12/20/2027	20,642,000	493,822	(395,100)	98,722
Sell	BARC	International Business Machines Corporation	1.00%	USD	12/20/2027	10,000,000	239,232	(202,764)	36,468
Sell	GSI	International Business Machines Corporation	1.00%	USD	06/20/2027	1,000	22	(19)	3
Sell	BARC	International Business Machines Corporation	1.00%	USD	12/20/2028	3,675,000	100,016	(81,859)	18,157
Sell	BARC	NextEra Energy Capital Holdings, Inc.	1.00%	USD	06/20/2028	4,306,000	73,222	(22,659)	50,563
Sell	GSI	Pfizer Inc.	1.00%	USD	12/20/2027	9,152,000	232,596	(228,364)	4,232
Sell	MSCS	Pfizer Inc.	1.00%	USD	12/20/2027	7,325,000	186,163	(178,314)	7,849
Sell	GSI	Pfizer, Inc.	1.00%	USD	12/20/2028	15,802,000	462,739	(438,142)	24,597
Buy	BARC	R.R. Donnelley & Sons Company	(5.00)%	USD	06/20/2029	6,755,000	(101,743)	687,973	586,230
Buy	GS	R.R. Donnelley & Sons Company	(5.00)%	USD	06/20/2029	113,000	(1,702)	10,902	9,200
Sell	GSI	The Procter & Gamble Company	1.00%	USD	12/20/2027	6,951,000	185,645	(176,001)	9,644
Sell	MSCS	The Sherwin-Williams Company	1.00%	USD	12/20/2027	1,436,000	33,120	(3,082)	30,038
Sell	MSCS	The Southern Company	1.00%	USD	06/20/2026	847,000	12,913	(14,141)	(1,228)
Buy	BARC	Unisys Corporation	(5.00)%	USD	06/20/2028	286,000	(1,070)	(38,292)	(39,362)
Sell	MSCS	UnitedHealth Group Incorporated	1.00%	USD	12/20/2027	15,248,000	386,085	(335,362)	50,723
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	06/20/2028	3,181,000	61,137	(2,900)	58,237
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	12/20/2027	7,000,000	126,292	4,885	131,177

							$3,147,939	$(2,186,017)	$961,922

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

INDEX CREDIT DEFAULT SWAPTION CONTRACTS (CENTRALLY CLEARED)

Payer/ Receiver(a)	Reference Obligations	Strike Price	Currency	Expiry Date	Notional Amount	Value	Upfront Premiums (Received)/Paid	Unrealized Appreciation/ (Depreciation)
Payer	Markit CDX High Yield Index, Series 42, Payer Option	105.00	USD	10/16/2024	$35,559,000	$(204,418)	$(384,495)	$180,077
Payer	Markit CDX High Yield Index, Series 42, Payer Option	104.50	USD	10/16/2024	46,802,000	(219,199)	(567,474)	348,275
						$(423,617)	$(951,969)	$528,352

(a)	If the Fund is a payer in the credit default swaption, the Fund has the right to enter into the underlying credit default swap where the Fund pays premiums and, if the Fund is a receiver in the credit default swaption, the Fund has the right to enter into the underlying credit default swap where the Fund receives premiums.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Aberdeen Diversified Income and Growth Trust	GBP	55,574	10/31/2024	SONIA	40 bps	$55,206	$(368)
JPM	Aberdeen New India Investment Trust PLC	GBP	882,212	10/31/2024	SONIA	40 bps	897,613	15,401
JPM	Abrdn UK Smaller Cos Growth Trust PLC	GBP	2,144,087	10/31/2024	SONIA	40 bps	2,185,161	41,074
JPM	Baillie Gifford European Growth Trust PLC	GBP	493,804	10/31/2024	SONIA	40 bps	504,848	11,044
JPM	Baillie Gifford UK Growth Trust PLC	GBP	4,711,010	10/31/2024	SONIA	40 bps	4,789,966	78,956
JPM	Baillie Gifford US Growth Trust PLC	GBP	9,524,383	10/31/2024	SONIA	40 bps	9,612,031	87,648
JPM	Baker Steel Resources Trust, Ltd.	GBP	242,968	10/31/2024	SONIA	40 bps	242,968	-
JPM	BlackRock Smaller Companies Trust PLC	GBP	1,633,464	10/31/2024	SONIA	40 bps	1,641,672	8,208
JPM	Brown Advisory US Smaller Companies PLC	GBP	206,664	10/31/2024	SONIA	40 bps	208,145	1,481
JPM	CQS Natural Resources Growth and Income PLC	GBP	431,412	10/31/2024	SONIA	40 bps	427,933	(3,479)
JPM	Edinburgh Worldwide Investment Trust PLC	GBP	17,147,672	10/31/2024	SONIA	40 bps	17,339,147	191,475
JPM	European Smaller Companies	GBP	5,673,672	10/31/2024	SONIA	40 bps	5,734,679	61,007
JPM	Henderson Opportunities Trust PLC	GBP	200,056	10/31/2024	SONIA	40 bps	202,760	2,704
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	270,799	10/31/2024	SONIA	40 bps	273,895	3,096
JPM	Herald Investment Trust PLC	GBP	5,640,383	10/31/2024	SONIA	40 bps	5,754,715	114,332
JPM	JPMorgan European Discovery Trust PLC	GBP	39,889,744	10/31/2024	SONIA	40 bps	40,354,069	464,325
JPM	Keystone Positive Change Investment Trust PLC	GBP	2,810,446	10/31/2024	SONIA	40 bps	2,848,945	38,499
JPM	Mercantile Investment Trust PLC	GBP	5,769,608	10/31/2024	SONIA	40 bps	5,858,543	88,935
JPM	MFF Capital Investments, Ltd.	AUD	907,028	10/31/2024	RBACOR	45 bps	921,349	14,321
JPM	Middlefield Canadian Income PC	GBP	1,736	10/31/2024	SONIA	40 bps	1,752	16
JPM	Pengana International Equities, Ltd.	AUD	207,891	10/31/2024	RBACOR	45 bps	206,946	(945)
JPM	River & Mercantile UK Micro Cap Inv Co Ltd	GBP	1,045,664	10/31/2024	SONIA	40 bps	1,031,496	(14,168)
JPM	Schroder UK Mid Cap Fund PLC	GBP	158,279	10/31/2024	SONIA	40 bps	161,411	3,132
JPM	Schroders Capital Global	GBP	9,769	10/31/2024	SONIA	40 bps	9,769	-
JPM	Templeton EM Investment Trust PLC	GBP	2,986,644	10/31/2024	SONIA	40 bps	3,023,290	36,646

Quarterly Report | July 31, 2024	21

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	VGI Partners Global Investments, Ltd.	AUD	595,264	10/31/2024	RBACOR	45 bps	$587,613	$(7,651)
JPM	WAM Global, Ltd.	AUD	386,451	10/31/2024	RBACOR	45 bps	388,184	1,733
Total Long Position Contracts							$105,264,106	$1,237,422

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	4imprint Group PLC	GBP	(523,799)	10/31/2024	SONIA	(40) bps	$(536,082)	$(12,283)
JPM	Alpha Financial Markets Consulting PLC	GBP	(7,178)	10/31/2024	SONIA	(40) bps	(7,164)	14
JPM	Alpha Group International PLC	GBP	(89,087)	10/31/2024	SONIA	(40) bps	(89,432)	(345)
JPM	Alten SA	EUR	(33,009)	10/31/2024	ESTRON	(40) bps	(33,603)	(594)
JPM	Auction Technology Group PLC	GBP	(2,298)	10/31/2024	SONIA	(40) bps	(2,372)	(74)
JPM	Balfour Beatty PLC	GBP	(85,106)	10/31/2024	SONIA	(40) bps	(86,170)	(1,064)
JPM	Bellway PLC	GBP	(6,078)	10/31/2024	SONIA	(40) bps	(6,116)	(38)
JPM	Big Technologies PLC	GBP	(1,028)	10/31/2024	SONIA	(75) bps	(1,044)	(16)
JPM	BioMerieux	EUR	(35,388)	10/31/2024	ESTRON	(40) bps	(35,316)	72
JPM	Bloomsbury Publishing PLC	GBP	(53)	10/31/2024	SONIA	(40) bps	(57)	(4)
JPM	Bytes Technology Group PLC	GBP	(71,320)	10/31/2024	SONIA	(40) bps	(74,488)	(3,168)
JPM	Card Factory PLC	GBP	(834)	10/31/2024	SONIA	(40) bps	(826)	8
JPM	Central Asia Metals PLC	GBP	(2,821)	10/31/2024	SONIA	(40) bps	(2,909)	(88)
JPM	Chemring Group PLC	GBP	(269,962)	10/31/2024	SONIA	(40) bps	(282,947)	(12,985)
JPM	Clarkson PLC	GBP	(36,940)	10/31/2024	SONIA	(40) bps	(37,603)	(663)
JPM	Computacenter PLC	GBP	(76,453)	10/31/2024	SONIA	(40) bps	(77,900)	(1,447)
JPM	Conduit Holdings, Ltd.	GBP	(3,102)	10/31/2024	SONIA	(40) bps	(3,187)	(85)
JPM	Crest Nicholson Holdings PLC	GBP	(40,298)	10/31/2024	SONIA	(40) bps	(40,819)	(521)
JPM	CVS Group PLC	GBP	(32,417)	10/31/2024	SONIA	(40) bps	(33,780)	(1,363)
JPM	Dassault Systemes SE	EUR	(42,951)	10/31/2024	ESTRON	(40) bps	(43,686)	(735)
JPM	Diploma PLC	GBP	(529,035)	10/31/2024	SONIA	(40) bps	(539,961)	(10,926)
JPM	DiscoverIE Group PLC	GBP	(4,462)	10/31/2024	SONIA	(40) bps	(4,482)	(20)
JPM	Dunelm Group PLC	GBP	(300,067)	10/31/2024	SONIA	(40) bps	(304,763)	(4,696)
JPM	Edenred	EUR	(22,697)	10/31/2024	ESTRON	(40) bps	(23,173)	(476)
JPM	Elis SA	EUR	(84,934)	10/31/2024	ESTRON	(40) bps	(85,173)	(239)
JPM	Esker SA	EUR	(6,591)	10/31/2024	ESTRON	(40) bps	(6,591)	-
JPM	Experian PLC	GBP	(130,848)	10/31/2024	SONIA	(40) bps	(133,874)	(3,026)
JPM	Future PLC	GBP	(69,446)	10/31/2024	SONIA	(40) bps	(71,357)	(1,911)
JPM	Games Workshop Group PLC	GBP	(122,209)	10/31/2024	SONIA	(40) bps	(123,407)	(1,198)
JPM	Gamma Communications PLC	GBP	(4,429)	10/31/2024	SONIA	(40) bps	(4,508)	(79)
JPM	Genus PLC	GBP	(160,186)	10/31/2024	SONIA	(40) bps	(164,882)	(4,696)
JPM	Grafton Group PLC	GBP	(155,847)	10/31/2024	SONIA	(75) bps	(160,026)	(4,179)
JPM	Grifols SA	EUR	(29,162)	10/31/2024	ESTRON	(40) bps	(29,816)	(654)
JPM	Hollywood Bowl Group PLC	GBP	(330)	10/31/2024	SONIA	(40) bps	(342)	(12)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2024

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Hunting PLC	GBP	(21,643)	10/31/2024	SONIA	(40) bps	$(22,175)	$(532)
JPM	IMI PLC	GBP	(128,747)	10/31/2024	SONIA	(40) bps	(131,383)	(2,636)
JPM	Impax Asset Management Group PLC	GBP	(3,625)	10/31/2024	SONIA	(40) bps	(3,684)	(59)
JPM	Inchcape PLC	GBP	(118,807)	10/31/2024	SONIA	(40) bps	(119,089)	(282)
JPM	Intermediate Capital Group PLC	GBP	(317,248)	10/31/2024	SONIA	(40) bps	(330,806)	(13,558)
JPM	IPSOS	EUR	(64,096)	10/31/2024	ESTRON	(40) bps	(63,706)	390
JPM	Kainos Group PLC	GBP	(16,386)	10/31/2024	SONIA	(40) bps	(15,979)	407
JPM	Kering SA	EUR	(62,787)	10/31/2024	ESTRON	(40) bps	(63,120)	(333)
JPM	Man Group PLC	GBP	(162,731)	10/31/2024	SONIA	(40) bps	(161,411)	1,320
JPM	Morgan Advanced Materials PLC	GBP	(1,421)	10/31/2024	SONIA	(40) bps	(1,449)	(28)
JPM	Morgan Sindall Group PLC	GBP	(19,053)	10/31/2024	SONIA	(40) bps	(19,744)	(691)
JPM	Next Fifteen Communications	GBP	(228)	10/31/2024	SONIA	(40) bps	(241)	(13)
JPM	Ocado Group PLC	GBP	(148,441)	10/31/2024	SONIA	(40) bps	(139,177)	9,264
JPM	Oxford Instruments PLC	GBP	(372,691)	10/31/2024	SONIA	(40) bps	(385,754)	(13,063)
JPM	Oxford Nanopore Technologies PLC	GBP	(110,117)	10/31/2024	SONIA	(40) bps	(104,990)	5,127
JPM	Pagegroup PLC	GBP	(378)	10/31/2024	SONIA	(40) bps	(389)	(11)
JPM	Polestar Automotive Holding UK PLC	USD	(512,504)	10/31/2024	OBFR	(700) bps	(502,955)	9,549
JPM	QinetiQ Group PLC	GBP	(318,557)	10/31/2024	SONIA	(40) bps	(330,173)	(11,616)
JPM	Reach PLC	GBP	(106)	10/31/2024	SONIA	(40) bps	(110)	(4)
JPM	Redrow PLC	GBP	(6,514)	10/31/2024	SONIA	(40) bps	(6,540)	(26)
JPM	Samsung Electronics Co., Ltd.	USD	(89,121)	10/31/2024	OBFR	(40) bps	(93,879)	(4,758)
JPM	Sartorius AG	EUR	(36,397)	10/31/2024	ESTRON	(40) bps	(39,234)	(2,837)
JPM	Scout24 SE	EUR	(55,364)	10/31/2024	ESTRON	(40) bps	(56,326)	(962)
JPM	SEB SA	EUR	(3,129)	10/31/2024	ESTRON	(40) bps	(3,105)	24
JPM	Senior PLC	GBP	(1,550)	10/31/2024	SONIA	(40) bps	(1,569)	(19)
JPM	Soitec	EUR	(22,057)	10/31/2024	ESTRON	(40) bps	(22,724)	(667)
JPM	Spie SA	EUR	(87,326)	10/31/2024	ESTRON	(40) bps	(89,632)	(2,306)
JPM	SSP Group PLC	GBP	(105)	10/31/2024	SONIA	(40) bps	(111)	(6)
JPM	Telecom Plus PLC	GBP	(58,426)	10/31/2024	SONIA	(40) bps	(60,135)	(1,709)
JPM	Verallia SA	EUR	(47,242)	10/31/2024	ESTRON	(40) bps	(48,454)	(1,212)
JPM	Vesuvius PLC	GBP	(26,620)	10/31/2024	SONIA	(40) bps	(27,560)	(940)
JPM	Watches of Switzerland Group PLC	GBP	(91,810)	10/31/2024	SONIA	(40) bps	(93,045)	(1,235)
JPM	WH Smith PLC	GBP	(8,620)	10/31/2024	SONIA	(40) bps	(8,807)	(187)
JPM	Wise PLC	GBP	(20,780)	10/31/2024	SONIA	(40) bps	(20,780)	-
JPM	Workspace Group PLC	GBP	(152)	10/31/2024	SONIA	(40) bps	(149)	3
Total Short Position Contracts							$(6,016,241)	$(101,097)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S. dollar equivalent.

Quarterly Report | July 31, 2024	23

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

July 31, 2024

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the fair value hierarchy levels as of July 31, 2024. Refer to the portfolio of investments for additional details.

Investments in Securities at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$64,235,946	$-	$64,235,946
Senior Loans***	-	36,521,343	-	36,521,343
Convertible Corporate Bond	-	158,117	-	158,117
Sovereign Debt Obligations**	-	10,326,595	-	10,326,595
Mortgage-Backed Securities	-	3,841,051	-	3,841,051
Common Stock***	24,458,715	3,996,594	698,060	29,153,369
Closed End Funds	94,260,704	-	-	94,260,704
Investment Trusts	20,770,353	-	-	20,770,353
Preferred Stock	-	10,199	3,878,910	3,889,109
Private Funds*	-	-	-	45,710,337
Unit Trust	13,187,678	-	-	13,187,678
Special Purpose Acquisition Companies***	723,571	-	207	723,778
Warrants	430,588	35,069	73,971	539,628
Rights	80,497	-	-	80,497
Options	6,542,095	-	-	6,542,095
Money Market Funds	7,653,536	-	-	7,653,536
Total	$168,107,737	$119,124,914	$4,651,148	$337,594,136

Investment in Affiliated Fund, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Fund	$843,463	$-	$-	$843,463
Total	$843,463	$-	$-	$843,463

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Sovereign Debt Obligations**	$153,551,081	$-	$-	$153,551,081
Common Stock	38,097,297	-	-	38,097,297
Exchange Traded Funds	15,639,535	-	-	15,639,535
Preferred Stock	47,940	-	-	47,940
Total	$207,335,853	$-	$-	$207,335,853

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement for Future Equity Contracts	$-	$-	$7,107,771	$7,107,771
Forward Foreign Currency Contracts	-	727,664	-	727,664
Futures Contracts	319,757	-	-	319,757
Over-the-Counter Credit Default Swaps	-	3,692,373	-	3,692,373
TBA MBS forward contracts	-	2,544,891	-	2,544,891
Total Return Swaps	-	1,290,209	-	1,290,209
Total Assets	$319,757	$8,255,137	$7,107,771	$15,682,665

Liabilities
Forward Foreign Currency Contracts	$-	$279,646	$-	$279,646
Futures Contracts	584,665	-	-	584,665
Centrally Cleared Credit Default Swaps	-	2,378,112	-	2,378,112
Over-the-Counter Credit Default Swaps	-	544,434	-	544,434
Centrally Cleared Credit Default Swaptions	-	423,617	-	423,617
Total Return Swaps	-	153,884	-	153,884
Total Liabilities	$584,665	$3,779,693	$-	$4,364,358

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

**	Investments classified in Level 1 include sovereign debt obligations issued by G10 countries. All other sovereign debt obligations are classified as Level 2.

***	The Fund held Level 3 investments that are priced at $0.